Significant subsequent events - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	May 09, 2024	Apr. 30, 2025	Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Class of stock to be repurchased			Common stock of TMC
Maximum number of shares to be repurchased.			410,000,000
Maximum purchase price of repurchased shares			¥ 1,000,000
Period of repurchase		May 9, 2024 to April 30, 2025
Class of stock retired	Common stock of TMC
Number of shares retired	520,000,000
Date of retirement	May 09, 2024